Taxation - Schedule of Income/(Loss) before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income/(Loss) before Income Taxes [Abstract]
(Loss)/income before income tax	¥ (106,266)	$ (15,196)	¥ 20,648	¥ (94,993)
Income tax (benefit)/expense computed at PRC statutory tax rate	(26,567)		5,162	(23,748)
Tax effects of:
-Tax rate differential not subject to PRC income tax	19,078		2,145	3,172
-Permanent difference	495		205	14,424
-Change in valuation allowance	7,550		(7,568)	6,339
-Late payment surcharge on uncertain tax position	(20,868)		(7,937)	(2,118)
-Others	52		338	42
Total income tax benefit	¥ (20,260)	$ (2,897)	¥ (7,655)	¥ (1,889)